Schedule of Reconciliations of Basic and Diluted Loss Per Share (Details) (Parenthetical) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Number of shares granted and vested but not yet issued	1,500	0	1,500	0	1,500	0